Financial debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial debt [Abstract]
Disclosure of detailed information about short term borrowings [text block]
	December 31,
	2018	2017	2016
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points.	$-	1,376,200	-
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points.	-	1,376,200	-
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points	-	100,000	-
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points.	-	-	1,444,800
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points.	100,306	-	-
Loan in the amount of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points.	2,757,460	-	-
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.	300,028	-	-
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.	250,023	-	-
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.	20,003	-	-
Total short-term debt	$3,427,820	2,852,400	1,444,800

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate

Disclosure of detailed information about Long term borrowings [text block]
	December 31,
	2018	2017	2016
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points.	$-	-	98,000
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points.	-	553,651	603,739
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points.	-	289,000	293,400
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points.	53,980	53,973	53,978
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points.	-	-	54,000
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.	55,007	-	-
Debt securities (subsection (d))	-	-	1,500,000
Debt securities (subsection (d))	1,500,793	1,500,000	-
Total	1,609,780	2,396,624	2,603,137
Less current maturities	(64,973)	(842,651)	(1,652,725)
Long-term debt, excluding current maturities	$1,544,807	1,553,973	950,412

Disclosure of detailed information about maturities of long term borrowings [text block]
c)	Maturities of long-term debt, excluding current maturities, as of December 31, 2017, are as follows:

Year	Amount
2019	$1,807
2020	12,000
2021	12,000
2022	1,512,000
2023	7,000
1,544,807

Disclosure of reconciliation of liabilities arising from financing activities [text block]

	December 31,
	2018	2017
Balance as of January 1	$5,249,024	4,047,937
Changes that represent cash flows
Proceeds from borrowings	3,370,400	5,378,915
Principal payment on loans	(3,588,067)	(4,246,100)
Changes that do not represent cash flows
Others	6,243	68,272
Balance as of December 31	$5,037,600	5,249,024